SHARE CAPITAL - Additional Information (Detail)							1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 10, 2020 shares	May 06, 2020 USD ($) $ / shares shares	Feb. 13, 2020 USD ($) shares	Jan. 03, 2020 USD ($) $ / shares shares	Dec. 23, 2019 USD ($) shares	Mar. 21, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Mar. 27, 2020 USD ($) $ / shares shares	Aug. 29, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of classes of share capital [line items]
Shares issued | shares													39,907,681	39,907,681	83,184,843	83,184,843
Offering price per share | $ / shares						$ 3.40
Cash commission											$ 536,968	$ 1,136,146
Amount allocated to common shares											$ 8,627,619	$ 7,002,043
Warrant exercised | shares													7,257,252	7,257,252	1,018,506	1,018,506
Number of common shares available for issue under stock option plan | shares											9,553,956	5,986,152
Stock based compensation											$ 1,097,358	$ 1,651,119
Options issued | shares											2,136,015
Contractual Life											5 years 7 months 21 days	5 years 5 months 9 days
Stock issuance costs											$ 487,788	$ 2,090,124
Warrants expiring between April 10, 2020 and March 27, 2025 [Member]
Disclosure of classes of share capital [line items]
Broker Warrants issued and outstanding | shares													2,131,716	2,131,716	1,219,276	1,219,276
Canadian Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding | $ / shares													$ 5.10		$ 5.89		$ 18.20
Weighted average exercise price of options exercisable | $ / shares													4.86
Options issued | shares											79,494	35,719
Contractual Life											3 years 7 months 10 days
US Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding | $ / shares														$ 1.13		$ 2.65		$ 1.55
Weighted average exercise price of options exercisable | $ / shares													$ 1.31
Options issued | shares											1,997,291	843,693
Contractual Life											6 years 5 months 12 days
After Amendment [Member]
Disclosure of classes of share capital [line items]
Percentage of common shares reserved for issuance											15.00%
Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Gross proceeds from offerings											$ 3,000,000
Cash commission											417,113
Stock Options and Compensation Options [Member]
Disclosure of classes of share capital [line items]
Stock based compensation											1,097,358	$ 1,651,119
H.C.Wainwright and Co. LLC [Member]
Disclosure of classes of share capital [line items]
Sale of offering units | shares	6,500,000	5,514,504						7,000,000		11,500,000
Offering price per share | $ / shares		$ 0.36268						$ 0.17		$ 1.00
Gross proceeds from offerings		$ 2,000,000						$ 1,190,000		$ 18,000,000
Cash commission								$ 862,294
Net proceeds from offering		$ 1,575,000								$ 16,500,000
Number of Common Stock Equivalents converted during period | shares							11,500,000
Total proceeds from conversion of Common Stock Equivalents							$ 1,150
Exercise price per share | $ / shares		$ 0.3002						$ 0.19
Amount allocated to common shares								$ 714,700
Warrants to purchase of common stock | shares		2,757,252						3,500,000		9,000,000
Warrant exercised | shares		260,560											335,650	335,650
Contractual Life		5 years 6 months								4 years
Conversion price of warrant | $ / shares										$ 1.00
Conversion price of common share | $ / shares										$ 0.0001
H.C.Wainwright and Co. LLC [Member] | Over Allotment Option 1 [Member]
Disclosure of classes of share capital [line items]
Cash commission		$ 140,000						$ 83,300		$ 1,260,000
Warrants expiration period		Nov. 06, 2025						Mar. 27, 2025		Jun. 10, 2024
Broker warrants to purchase common stock | shares		386,015						490,000		1,260,000
Common stock price per share | $ / shares		$ 0.45335						$ 0.2125		$ 1.25
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares			4,408,048		973,000				1,777,325				7,784,444	7,784,444
Sale of offering units | shares			4,348,729		9,729,777
Offering price per share | $ / shares									$ 1.6879
Gross proceeds from offerings			$ 32,900,000						$ 3,000,000
Capital Issued Commitments					$ 35,000,000				$ 35,000,000
Percentage Of Shares Outstanding									5.30%
Common stock shares issued value					423,440						$ 5,304,531
Stock issuance costs					$ 35,122
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member] | Additional Commitment [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares									639,837
Percentage Of Shares Outstanding									1.90%
Cambridge Design Partnership Ltd [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares				501,148
Offering price per share | $ / shares				$ 0.50
Common stock shares issued value				$ 250,574
Northland Securities Inc [Member] | Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Cash commission									$ 160,000
Bloom Burton Securities Inc [member]
Disclosure of classes of share capital [line items]
Sale of offering units | shares						8,455,882
Offering price per share | $ / shares						$ 3.40
Gross proceeds from offerings						$ 28,750,000
Cash commission						2,012,500
Net proceeds from offering						$ 25,426,744
Exercise price per share | $ / shares						$ 4.00
Fair value of warrants						$ 15,897,059
Amount allocated to common shares						$ 12,852,941
Warrants expiration period						Mar. 21, 2024
Bloom Burton Securities Inc [member] | Over Allotment Option 1 [Member]
Disclosure of classes of share capital [line items]
Fair value of warrants						$ 864,190
Warrants expiration period						Mar. 21, 2021
Broker warrants to purchase common stock | shares						591,911
Common stock price per share | $ / shares						$ 3.40